Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Federal Home Loan Bank Advances, Disclosure [Text Block]

10. Federal Home Loan Bank Advances

Huntington's advances from the Federal Home Loan Bank had weighted average interest rates of 0.12% and 0.18% at December 31, 2013 and 2012, respectively. These advances, which predominantly had variable interest rates, were collateralized by qualifying real estate loans. As of December 31, 2013 and 2012, Huntington's maximum borrowing capacity was $4.8 billion and $4.0 billion, respectively. The advances outstanding at December 31, 2013 of $1.8 billion mature as follows: $1.8 billion in 2014; and less than $0.1 billion in 2018 and thereafter.